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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the quarter ended August 31, 2006. This one series has a May 31 fiscal year end.

Date of reporting period:           August 31, 2006

Item 1 – Schedule of Investments

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
AIRPORT 2.2%
Denver, CO City & Cnty. Arpt. Sys. RB, Rental Car Proj., Ser. A, 5.00%, 11/15/2019, (Insd. by XL
Capital Assurance, Inc.)	$7,400,000	$7,912,376
Denver, CO City & Cnty. Arpt. Sys. RRB, Ser. A, 5.00%, 11/15/2020, (Insd. by AMBAC)	3,000,000	3,202,740

		11,115,116

CONTINUING CARE RETIREMENT COMMUNITY 0.4%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%, 06/20/2044, (Insd.
by GNMA)	1,750,000	1,959,877

EDUCATION 2.1%
Rio Grande City, TX Independent Construction Sch. Dist. Bldg. RB, 5.00%, 08/15/2021 #	1,090,000	1,161,242
University of California RB, Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	8,000,000	8,383,280
University of Texas RB, Financing Sys. Proj., Ser. C, 5.00%, 08/15/2019	1,000,000	1,064,320

		10,608,842

GENERAL OBLIGATION – LOCAL 21.6%
Allen, TX Independent Sch. Dist. Refunding GO, 5.00%, 02/15/2019, (Gtd. by PSF)	1,000,000	1,058,540
Anaheim, CA Unified Sch. Dist. Refunding GO, 4.50%, 08/01/2020, (Insd. by FSA)	1,000,000	1,032,610
Austin, TX GO, 5.00%, 09/01/2019, (Insd. by MBIA)	1,485,000	1,573,610
California Southwestern Cmnty. College Dist. GO, Election of 2000 Proj., 4.50%, 08/01/2019, (Insd.
by MBIA)	1,000,000	1,051,470
Clark Cnty., NV GO:
4.75%, 11/01/2020	2,350,000	2,466,936
4.75%, 11/01/2021	8,600,000	8,979,088
Clarkston, MI Cmnty. Sch. Refunding GO, 4.75%, 05/01/2021, (Insd. by MBIA)	4,080,000	4,266,456
Crowley, TX Independent Sch. Dist. Refunding GO, 4.75%, 08/01/2019, (Gtd. by PSF)	1,170,000	1,226,640
Dallas, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019	2,285,000	2,424,796
Davenport, IA GO, Ser. A, 4.375%, 06/01/2020, (Insd. by FGIC)	1,055,000	1,071,933
Del Mar, TX College Dist. GO, 5.00%, 08/15/2021	2,035,000	2,160,112
Edingburg, TX Refunding GO, 5.00%, 03/01/2020, (Insd. by AMBAC)	2,835,000	3,022,592
Fort Bend Cnty., TX GO, Toll Road Proj., 5.00%, 03/01/2019	3,050,000	3,233,061
Harris Cnty., TX Flood Ctl. Dist. RB, Ser. A, 5.25%, 10/01/2021	9,260,000	10,012,560
Houston, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020	5,955,000	6,095,062
Imlay City, MI Cmnty. Sch. Dist. Refunding GO:
4.75%, 05/01/2020, (Insd. by MBIA)	2,075,000	2,181,634
4.75%, 05/01/2021, (Insd. by MBIA)	1,140,000	1,192,098
Lubbock, TX GO, Waterworks Sys. Surplus Proj., 5.00%, 02/15/2019	1,000,000	1,065,140
Magnolia, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019	1,500,000	1,601,940
Mandan, ND Pub. Sch. Dist. No. 1 GO:
4.25%, 05/01/2018	1,000,000	1,019,360
4.25%, 05/01/2019	1,170,000	1,186,649
Middleton-Cross Plains, WI Area Sch. Dist. GO, 4.25%, 04/01/2018	1,000,000	1,016,870
Mission City, TX Independent Sch. Dist. Bldg. GO:
5.00%, 02/15/2020 #	1,585,000	1,689,452
5.00%, 02/15/2021 #	1,665,000	1,769,362
New York, NY GO:
RITES-PA-878, 5.53%, 02/01/2008, (Insd. by MBIA) +	5,000,000	5,275,500
Ser. G:
5.00%, 08/01/2020	5,000,000	5,300,300
5.00%, 12/01/2021	1,000,000	1,050,960
Ser. J, 5.00%, 06/01/2018	6,000,000	6,420,060
Ser. O, 5.00%, 06/01/2021	4,250,000	4,477,460
New York, NY Refunding GO, Ser. H, 5.00%, 08/01/2021	2,110,000	2,213,917
Orange Cnty., NY GO, Ser. A, 5.00%, 07/15/2021 #	4,750,000	5,094,280
Oyster Bay, NY Pub. Impt. GO, 4.25%, 08/15/2021 #	3,370,000	3,422,673
Plano, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020, (Insd. by PSF)	2,550,000	2,619,181
Spring, TX Independent Sch. Dist. GO, 4.10%, 08/15/2020, (Insd. by MBIA)	2,990,000	2,943,087

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Victoria, TX Independent Sch. Dist. Refunding GO:
5.00%, 02/15/2019	$1,720,000	$1,828,257
5.00%, 02/15/2020	1,810,000	1,918,745
Waco, TX GO, 4.25%, 02/01/2021, (Insd. by XL Capital Assurance, Inc.)	1,245,000	1,240,979
Worcester, MA GO, Ser. A, 5.25%, 08/15/2017, (Insd. by MBIA)	1,350,000	1,489,374

		107,692,744

GENERAL OBLIGATION – STATE 16.8%
Alabama GO, Ser. A, 4.50%, 02/01/2020	2,000,000	2,059,280
California GO:
5.00%, 08/01/2020	2,000,000	2,125,560
5.00%, 02/01/2021	1,000,000	1,051,450
5.25%, 02/01/2020	10,000,000	10,773,500
5.25%, 02/01/2021	9,525,000	10,243,852
Georgia Refunding GO, Ser. B, 5.00%, 07/01/2017	10,000,000	10,869,300
Illinois GO:
4.25%, 09/01/2018, (Insd. by FSA)	9,300,000	9,462,285
4.50%, 09/01/2020, (Insd. by FSA)	8,000,000	8,226,720
Massachusetts GO, Ser. C, 5.50%, 12/01/2017, (Insd. by FSA)	11,000,000	12,559,580
New York GO, Ser. A, 4.50%, 03/15/2020	7,000,000	7,220,290
Texas Veteran's Hsg. Proj. GO, 5.90%, 12/01/2014	130,000	137,316
Washington GO, Vehicle Fuel Tax:
4.50%, 01/01/2018, (Insd. by MBIA)	3,400,000	3,502,612
4.50%, 01/01/2019, (Insd. by MBIA)	5,200,000	5,333,640

		83,565,385

HOSPITAL 0.7%
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr., Ser. B, 6.00%, 07/01/2012	3,000,000	3,279,870

HOUSING 3.4%
Battery Park City, NY RRB, Ser. A, 5.25%, 11/01/2020	2,370,000	2,579,058
Indiana Hsg. & CDA RB, Ser. C-1, 4.55%, 01/01/2020, (Insd. by FNMA & GNMA)	2,000,000	2,040,220
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,240,000	1,264,874
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by FNMA & GNMA)	2,395,000	2,530,222
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	1,185,000	1,216,142
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	225,000	234,868
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	210,000	214,549
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by FHLMC, FNMA & GNMA)	330,000	339,758
New York Dorm. Auth. RB, Peekskill City Sch. Dist., 4.50%, 10/01/2020	2,465,000	2,546,641
Ohio HFA RB, Residential Mtge. Program, 5.625%, 03/01/2032, (Insd. by GNMA)	3,035,000	3,125,959
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	520,000	540,634
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. A, 4.05%, 01/01/2018	460,000	455,855

		17,088,780

INDUSTRIAL DEVELOPMENT REVENUE 1.0%
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	5,156,650

MISCELLANEOUS REVENUE 8.0%
Garden State Preservation Trust RB, Open Space & Farmland 2005 Proj., Ser. A:
5.80%, 11/01/2019, (Insd. by FSA)	6,000,000	6,889,140
5.80%, 11/01/2021, (Insd. by FSA)	10,000,000	11,471,900
New York Env. Facs. Corp. Clean Water & Drinking Water Fin. Auth. RB, Ser. A:
5.00%, 06/15/2020	6,495,000	7,005,507
5.00%, 06/15/2021	3,350,000	3,602,087
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.25%, 09/01/2021	10,000,000	11,077,300

		40,045,934

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 0.7%
Energy Northwest Washington RRB, Wind Proj., 4.75%, 07/01/2021, (Insd. by MBIA)	$1,600,000	$1,652,736
Nebraska Pub. Power. Dist. RB, Ser. C, 5.00%, 01/01/2020	1,640,000	1,759,999

		3,412,735

PRE-REFUNDED 5.2%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	4,130,000	4,683,544
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,535,000	4,455,337
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB, Superconducting Super Collider
Proj., 6.95%, 12/01/2012	15,000,000	16,578,000

		25,716,881

SALES TAX 10.2%
Dallas, TX Rapid Trans. RRB, 4.80%, 12/01/2020, (Insd. by FGIC)	1,800,000	1,860,714
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2015	11,400,000	12,312,342
5.25%, 01/01/2016	4,000,000	4,306,960
5.25%, 01/01/2017	5,000,000	5,364,000
5.25%, 01/01/2018	10,500,000	11,230,065
5.25%, 01/01/2019	4,000,000	4,267,680
5.25%, 01/01/2020	1,000,000	1,064,330
New York, NY TFA RB, Future Tax, Ser. B, 5.25%, 08/01/2020	9,500,000	10,288,595

		50,694,686

TRANSPORTATION 18.8%
Bay Area Toll Auth., California Toll & Bridge RB, 5.00%, 04/01/2021, (Insd. by AMBAC)	1,000,000	1,073,980
Illinois Toll Hwy. Auth. RB, Ser. A, 5.00%, 01/01/2021, (Insd. by FSA)	17,140,000	18,220,334
Long Beach, CA Harbor RRB, Ser. B, 5.00%, 05/15/2018, (Insd. by MBIA)	1,000,000	1,080,180
Los Angeles, CA Harbor RRB, Ser. B, 5.00%, 08/01/2020, (Insd. by MBIA)	1,360,000	1,471,792
New Jersey Trans. Auth. Sys. RRB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	10,000,000	11,280,000
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020	10,000,000	11,141,800
New Mexico Fin. Auth. Trans. RB, Ser. A, 5.125%, 06/15/2017, (Insd. by MBIA)	17,835,000	19,351,688
New York Metro. Trans. Auth. RB, Ser. A:
5.00%, 11/15/2020	13,585,000	14,525,218
5.00%, 11/15/2021	5,810,000	6,192,240
Texas Trans. Cmnty. State Hwy. Fund RB, 1st Tier, 5.00%, 04/01/2017	8,850,000	9,581,453

		93,918,685

UTILITY 5.7%
Denton, TX Util. Sys. RRB:
5.00%, 12/01/2019, (Insd. by MBIA)	1,805,000	1,919,058
5.00%, 12/01/2020	2,670,000	2,849,050
Fort Worth, TX Water & Sewer RRB, 5.00%, 02/15/2020	1,000,000	1,054,010
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd. by FGIC)	1,000,000	1,055,870
San Antonio, TX Elec. & Gas RRB, 5.00%, 02/01/2019	20,000,000	21,326,800

		28,204,788

WATER & SEWER 1.0%
Des Moines, IA Water & Sewer, RB:
4.125%, 12/01/2020, (Insd. by MBIA)	2,225,000	2,223,687
4.125%, 12/01/2021, (Insd. by MBIA)	2,850,000	2,822,783

		5,046,470

Total Municipal Obligations (cost $479,192,081)		487,507,443

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $14,086,490)	14,086,490	$14,086,490

Total Investments (cost $493,278,571) 100.6%		501,593,933
Other Assets and Liabilities (0.6%)		(2,926,759)

Net Assets 100.0%		$498,667,174

#	When-issued or delayed delivery security
+	Inverse floating rate security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of August 31, 2006:

Texas	21.0%
New York	15.3%
New Jersey	8.8%
Alabama	8.1%
Illinois	8.0%
California	7.8%
New Mexico	3.9%
Massachusetts	3.2%
Nevada	2.3%
Colorado	2.2%
Georgia	2.2%
Tennessee	2.2%
Arkansas	2.1%
Washington	2.1%
Ohio	1.7%
Michigan	1.5%
Iowa	1.2%
South Dakota	0.9%
Mississippi	0.5%
Indiana	0.4%
Nebraska	0.4%
North Dakota	0.4%
Minnesota	0.3%
Missouri	0.3%
Wisconsin	0.2%
Oklahoma	0.1%
Oregon	0.1%
Non-state specific	2.8%

100.0%

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $493,314,586. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,423,034 and $143,687, respectively, with a net unrealized appreciation of $8,279,347.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: October 27, 2006

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: October 27, 2006